SUBSEQUENT EVENTS (Details) (Subsequent Event [Member], USD $) In Thousands, unless otherwise specified	3 Months Ended
Mar. 20, 2014
Subsequent Event [Member]
Subsequent Event [Line Items]
Escrow release by court's treasury	$ 200
Escrow release by Trusty	1,000
Proceeds from settlement	$ 715